Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
June 30, 2022

Dates Covered
Collections Period	06/01/22 - 06/30/22
Interest Accrual Period	06/15/22 - 07/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/22	176,453,707.39	11,223
Principal Payments	8,491,047.55	299
Defaulted Receivables	489,557.35	29
Repurchased Accounts	0.00	0
Pool Balance at 06/30/22	167,473,102.49	10,895

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.50%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	11,314,052.04	630
Past Due 61-90 days	3,637,029.60	199
Past Due 91-120 days	522,633.41	27
Past Due 121+ days	0.00	0
Total	15,473,715.05	856

Total 31+ Delinquent as % Ending Pool Balance	9.24%
Total 61+ Delinquent as % Ending Pool Balance	2.48%
Delinquency Trigger Occurred	NO

Recoveries	462,573.80
Aggregate Net Losses/(Gains) - June 2022	26,983.55
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	-0.93%
Second Prior Net Losses/(Gains) Ratio	1.32%
Third Prior Net Losses/(Gains) Ratio	-0.18%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.91%

Overcollateralization Target Amount	20,934,137.81
Actual Overcollateralization	20,934,137.81
Weighted Average Contract Rate	8.77%
Weighted Average Remaining Term	37.42

Flow of Funds	$ Amount
Collections	10,232,416.34
Investment Earnings on Cash Accounts	3,398.94
Servicing Fee	(183,805.95)
Transfer to Collection Account	0.00
Available Funds	10,052,009.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	12,878.32
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	7,858,029.29
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	1,928,181.80

Total Distributions of Available Funds	10,052,009.33

Servicing Fee	183,805.95
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 06/15/22	154,396,993.97
Principal Paid	7,858,029.29
Note Balance @ 07/15/22	146,538,964.68

Class A-1
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2a
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-2b
Note Balance @ 06/15/22	0.00
Principal Paid	0.00
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class A-3
Note Balance @ 06/15/22	7,726,993.97
Principal Paid	7,726,993.97
Note Balance @ 07/15/22	0.00
Note Factor @ 07/15/22	0.0000000%

Class B
Note Balance @ 06/15/22	59,560,000.00
Principal Paid	131,035.32
Note Balance @ 07/15/22	59,428,964.68
Note Factor @ 07/15/22	99.7799944%

Class C
Note Balance @ 06/15/22	37,970,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	37,970,000.00
Note Factor @ 07/15/22	100.0000000%

Class D
Note Balance @ 06/15/22	32,390,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	32,390,000.00
Note Factor @ 07/15/22	100.0000000%

Class E
Note Balance @ 06/15/22	16,750,000.00
Principal Paid	0.00
Note Balance @ 07/15/22	16,750,000.00
Note Factor @ 07/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	265,798.24
Total Principal Paid	7,858,029.29
Total Paid	8,123,827.53

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	12,878.32
Principal Paid	7,726,993.97
Total Paid to A-3 Holders	7,739,872.29

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	131,035.32
Total Paid to B Holders	238,739.65

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3860204
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.4122651
Total Distribution Amount	11.7982855

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0991479
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	59.4887518
Total A-3 Distribution Amount	59.5878997

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	2.2000557
Total B Distribution Amount	4.0083890

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/22	3,721,910.51
Investment Earnings	3,183.78
Investment Earnings Paid	(3,183.78)
Deposit/(Withdrawal)	-
Balance as of 07/15/22	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,817,169.89	$1,870,220.51	$1,424,282.26
Number of Extensions	107	110	77
Ratio of extensions to Beginning of Period Receivables Balance	1.03%	1.01%	0.73%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.